Shareholders' equity - Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 EquityInstruments CAD / shares shares	Dec. 31, 2016 EquityInstruments shares	Dec. 31, 2015 EquityInstruments
Stock-based payments
Common share outstanding	185,930,331	178,482,139
Stock options | EquityInstruments	955,603	1,304,328	1,592,480
Restricted Share Units | EquityInstruments	119,796	138,614
Warrants		6,510,280
Special Warrant		2,000,000
Total	187,005,730	188,435,361
Taseko Mines Limited
Stock-based payments
The number of warrants granted	1
Number of common share exchanged for each purchase share warrant	2,000,000
Common share price per share for each purchase share warrant. | CAD / shares	CAD 75.00